TAXATION - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax:
Current tax recovery on loss for the year	$ (412)	$ 340
Total current tax	(412)	340
Deferred tax:
Taxation charge in the financial statements	(412)	340
Profit (loss) before taxation	4,672	(54,762)	$ (34,637)
Expected tax charge (recovery) based on a weighted average of 25% (2022 - 2025)% (UK, US and Canada)	1,168	(13,690)	(8,669)
Effect of expenses not deductible in determining taxable profit	(4,223)	(1,839)	851
Temporary differences	2,044	9,936	5,841
Other tax adjustments	(70)	224	18
Capital gains tax	(143)	449
Origination and reversal of temporary differences	(412)
Unutilised tax losses carried forward	1,224	5,260	$ 1,959
Taxation charge in the financial statements	$ (412)	$ 340
Weighted average tax rate	25.00%	25.00%	25.00%